Time Deposits	12 Months Ended
Mar. 31, 2015
Equity [Abstract]
Time Deposits
5.	TIME DEPOSITS

As of March 31, 2015, a time deposit of RMB75,368,750 (equivalent to US$12,649,524) (as at March 31, 2014: RMB70,472,817, equivalent to US$11,339,515) was deposited with a creditworthy bank with an original maturity of more than three months when acquired. The time deposit bore interest ranging from 4.0% to 4.4% per annum and matured during April and May 2015.